Share-Based Compensation (Changyou 2008 Share Incentive Plan, Restricted Share Units Activity) (Details) - Changyou 2008 Share Incentive Plan [Member] - Restricted share units [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	10
Number of Units, Granted	0
Number of Units, Vested	(10)
Number of Units, Forfeited	0
Number of Units, Unvested, Ending balance	0
Number of Units, Expected to vest thereafter	0
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance		$ 14.25
Weighted-Average Grant-Date Fair Value, Vested	$ 14.25